Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	412,351
Proposed Maximum Offering Price per Unit	6.90
Maximum Aggregate Offering Price	$ 2,845,221.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 435.60
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also registers hereunder an indeterminate number of common shares issuable as a result of the anti-dilution provisions of the Registrant's 2024 Long-Term Incentive Plan (as amended, the "Plan"). Represents 412,351 additional common shares reserved for issuance under the Plan. Pursuant to Rule 457(c) and Rule 457(h), the registration fee is calculated on the basis of the average of the high and low sale prices for the common shares on the Nasdaq Capital Market on August 7, 2025, $6.90. Pursuant to General Instruction E to Form S-8, the registration fee is calculated only with respect to additional securities registered under the Plan.